Pension And Postretirement Benefits (Net Periodic Benefit Cost (Credit)) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Defined Benefit Plan Disclosure [Line Items]
Net pension and postretirement cost (credit)	$ 711	$ 2,762	$ (4,251)
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost – benefits earned during the period	1,029	1,019	1,116
Interest cost on projected benefit obligation	1,687	1,960	2,092
Expected return on assets	(3,557)	(3,561)	(3,190)
Amortization of prior service credit	(113)	(113)	(115)
Actuarial (gain) loss	2,404	3,088	(812)
Net pension and postretirement cost (credit)	1,450	2,393	(909)
Curtailment gain	(1)
Special termination benefits		81
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost – benefits earned during the period	53	71	109
Interest cost on projected benefit obligation	416	675	778
Expected return on assets	(178)	(227)	(304)
Amortization of prior service credit	(2,329)	(1,820)	(1,635)
Actuarial (gain) loss	1,299	1,670	(2,290)
Net pension and postretirement cost (credit)	$ (739)	$ 369	$ (3,342)